Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.656%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,146,961.47

Principal:
Principal Collections	$30,840,974.58
Prepayments in Full	$17,803,240.65
Liquidation Proceeds	$639,548.30
Recoveries	$14,296.33
Sub Total	$49,298,059.86
Collections	$53,445,021.33

Purchase Amounts:
Purchase Amounts Related to Principal	$46,975.53
Purchase Amounts Related to Interest	$173.45
Sub Total	$47,148.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,492,170.31

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,492,170.31
Servicing Fee	$1,164,005.71	$1,164,005.71	$0.00	$0.00	$52,328,164.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,328,164.60
Interest - Class A-2a Notes	$154,602.32	$154,602.32	$0.00	$0.00	$52,173,562.28
Interest - Class A-2b Notes	$122,418.61	$122,418.61	$0.00	$0.00	$52,051,143.67
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$51,482,937.00
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$51,308,360.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,308,360.17
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$51,214,401.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,214,401.17
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$51,146,535.75
Third Priority Principal Payment	$3,624,263.75	$3,624,263.75	$0.00	$0.00	$47,522,272.00
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$47,439,052.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,439,052.42
Regular Principal Payment	$47,347,424.00	$47,347,424.00	$0.00	$0.00	$91,628.42
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$91,628.42
Residual Released to Depositor	$0.00	$91,628.42	$0.00	$0.00	$0.00
Total		$53,492,170.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,624,263.75
Regular Principal Payment					$47,347,424.00
Total					$50,971,687.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,077,624.61	$86.39	$154,602.32	$0.48	$28,232,226.93	$86.87
Class A-2b Notes	$22,894,063.14	$86.39	$122,418.61	$0.46	$23,016,481.75	$86.85
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$50,971,687.75	$27.12	$1,264,848.43	$0.67	$52,236,536.18	$27.79

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$257,670,530.29	0.7928324	$229,592,905.68	0.7064397
Class A-2b Notes	$210,100,586.24	0.7928324	$187,206,523.10	0.7064397
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,317,131,116.53	0.7008402	$1,266,159,428.78	0.6737184

Pool Information
Weighted Average APR	3.618%	3.606%
Weighted Average Remaining Term	48.67	47.85
Number of Receivables Outstanding	68,578	67,194
Pool Balance	$1,396,806,852.89	$1,346,960,970.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,323,581,196.30	$1,276,656,852.78
Pool Factor	0.7194850	0.6938098

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$20,204,414.56
Yield Supplement Overcollateralization Amount	$70,304,118.04
Targeted Overcollateralization Amount	$80,801,542.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,801,542.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		168	$515,143.01
(Recoveries)		24	$14,296.33
Net Loss for Current Collection Period			$500,846.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4303%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3402%
Second Prior Collection Period			0.3534%
Prior Collection Period			0.3415%
Current Collection Period			0.4381%
Four Month Average (Current and Prior Three Collection Periods)			0.3683%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,662	$2,898,290.61
(Cumulative Recoveries)			$97,266.46
Cumulative Net Loss for All Collection Periods			$2,801,024.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1443%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,743.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,685.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	639	$14,183,619.00
61-90 Days Delinquent	0.14%	71	$1,939,883.80
91-120 Days Delinquent	0.03%	17	$430,823.30
Over 120 Days Delinquent	0.02%	7	$215,053.77
Total Delinquent Receivables	1.24%	734	$16,769,379.87

Repossession Inventory:
Repossessed in the Current Collection Period		37	$933,780.95
Total Repossessed Inventory		54	$1,452,927.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1355%
Prior Collection Period			0.1371%
Current Collection Period			0.1414%
Three Month Average			0.1380%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer